FAIR VALUE (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair values of financial instruments
Non-qualified employee benefit plan investments	$ 26	$ 24
Carrying Amount
Fair values of financial instruments
Non-qualified employee benefit plan investments	26	22
Investment in equity securities	18
Long-term debt (including current portion)	(4,795)	(5,121)
Carrying Amount | Cross currency interest rate contracts
Fair values of financial instruments
Derivative contracts - assets	28	48
Carrying Amount | Interest rate contracts
Fair values of financial instruments
Derivative contracts - liabilities	(4)	(7)
Estimated Fair Value
Fair values of financial instruments
Non-qualified employee benefit plan investments	26	22
Investment in equity securities	18
Long-term debt (including current portion)	(4,647)	(5,210)
Estimated Fair Value | Cross currency interest rate contracts
Fair values of financial instruments
Derivative contracts - assets	28	48
Estimated Fair Value | Interest rate contracts
Fair values of financial instruments
Derivative contracts - liabilities	$ (4)	$ (7)